Item 1. Schedule of Investments:
--------------------------------
Putnam New York Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05


Putnam New York Tax Exempt Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (94.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------
New York (87.7%)
--------------------------------------------------------------------------------------------------------------------------------
     $1,000,000  Albany Cnty., Indl. Dev. Agcy. Rev. Bonds (Albany College of Pharmacy),
                 Ser. A, 5 3/8s, 12/1/24                                                         BBB-                 $1,040,310
                 Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
      1,460,000  (Albany Med. Ctr.), 6s, 5/1/29                                                  BBB-/P                1,452,481
      2,750,000  (Charitable Leadership), Ser. A , 6s, 7/1/19                                    Baa3                  2,971,045
      3,400,000  Battery Park, City Auth. Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 11/1/16             Aaa                   3,637,626
        800,000  Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med.
                 Ctr.), 5s, 11/1/34                                                              A3                      810,608
                 Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
     16,000,000  (Vassar College), 5.35s, 9/1/40                                                 Aa2                  17,063,040
     13,500,000  (Bard College), 5 3/4s, 8/1/30                                                  A3                   14,576,625
                 Erie Cnty., G.O. Bonds
      2,470,000  Ser. C, AMBAC, 5 1/2s, 7/1/29                                                   Aaa                   2,688,373
      4,160,000  Ser. B, AMBAC, 5 3/8s, 7/1/20                                                   Aaa                   4,564,102
      3,240,000  (Pub. Impt.), Ser. B, MBIA, 5 1/4s, 4/1/13                                      Aaa                   3,614,155
      3,175,000  (Pub. Impt.), Ser. B, MBIA, 5s, 4/1/11                                          Aaa                   3,475,450
      2,250,000  Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s,
                 4/1/21                                                                          Baa2                  2,344,590
      2,650,000  Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William Smith), Ser. A, 5 3/8s,
                 2/1/33                                                                          A                     2,795,591
      2,200,000  Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Hofstra U.), 5 1/4s,
                 7/1/16                                                                          A                     2,349,622
      1,250,000  Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr.
                 Residence), Ser. A, 6s, 5/1/29                                                  B+/P                  1,208,163
      5,075,000  Long Island, Pwr. Auth. VRDN, Ser. 2, 1.77s, 5/1/33                             VMIG1                 5,075,000
                 Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A
     24,400,000  5 3/4s, 12/1/24                                                                 A3                   26,561,108
      5,000,000  5 1/8s, 9/1/29                                                                  A-                    5,168,600
      5,500,000  AMBAC, 5s, 9/1/29                                                               Aaa                   5,740,845
                 Long Island, Pwr. Auth. NY Elec. Syst. VRDN
     13,195,000  Ser. F, FSA, 1.85s, 12/1/29                                                     VMIG1                13,195,000
      5,700,000  Ser. 2, 1.83s, 5/1/33                                                           VMIG1                 5,700,000
      4,090,000  Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate U.), Ser. A, 5s, 7/1/23     Aa3                   4,320,635
     13,000,000  Metro. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 11/15/19                 Aaa                  14,694,160
      5,550,000  Metro. Trans. Auth. Commuter Fac. Rev. Bonds, Ser. A, U.S. Govt. Coll., 6s,
                 7/1/24                                                                          AAA                   6,247,191
     10,000,000  Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, FSA, 5 1/4s, 11/15/24     Aaa                  10,827,700
     11,020,000  Metro. Trans. Auth. Fac. Rev. Bonds (Trans. Fac.), Ser. A, 6s, 7/1/24           AAA                  12,404,332
                 Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.)
      2,675,000  Ser. 3, U.S. Govt. Coll., 7 3/8s, 7/1/08                                        AAA                   2,897,052
     15,820,000  Ser. O, U.S. Govt. Coll., 5 3/4s, 7/1/13                                        AAA                  17,909,347
     24,345,000  Ser. O, U.S. Govt. Coll., 5 1/2s, 7/1/17                                        AAA                  28,440,316
      1,000,000  Mount Vernon, Indl. Dev. Agcy. Fac. Rev. Bonds (Wartburg Senior Hsg.,
                 Inc.-Meadowview), 6.2s, 6/1/29                                                  B+/P                  1,018,190
                 Nassau Cnty., G.O. Bonds
      1,125,000  Ser. E, FSA, 6s, 3/1/20                                                         Aaa                   1,281,578
      2,790,000  Ser. E, FSA, 6s, 3/1/19                                                         Aaa                   3,178,312
      2,735,000  Ser. E, FSA, 6s, 3/1/18                                                         Aaa                   3,115,657
      3,465,000  Ser. E, FSA, 6s, 3/1/16                                                         Aaa                   3,947,259
      1,000,000  Ser. A, FGIC, 6s, 7/1/13                                                        Aaa                   1,168,170
      2,300,000  Ser. A, FGIC, 6s, 7/1/11                                                        Aaa                   2,642,010
      2,580,000  Ser. E, FSA, 5.9s, 3/1/15                                                       Aaa                   2,927,191
                 Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore Hlth. Syst.)
        410,000  Ser. A, 6 1/4s, 11/1/21                                                         A3                      444,247
      1,140,000  Ser. B, 5 7/8s, 11/1/11                                                         A3                    1,249,873
        825,000  Ser. D, 5 5/8s, 11/1/09                                                         A3                      885,068
      1,615,000  Ser. D, 4 7/8s, 11/1/05                                                         A3                    1,637,917
      3,000,000  Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D, 5.55s, 11/15/24             Baa1                  3,207,900
      6,000,000  Niagara Falls, City School Dist. COP, 5 7/8s, 6/15/19                           Baa3                  6,263,220
         50,000  NY City, FRB, AMBAC, 1.8s, 9/1/11                                               Aaa                      50,000
                 NY City, G.O. Bonds
      7,265,000  Ser. B, 8 1/4s, 6/1/05                                                          A2                    7,373,394
      5,360,000  Ser. B, U.S. Govt. Coll., 8 1/4s, 6/1/05                                        AAA/P                 5,441,901
     18,675,000  Ser. B, MBIA, 6 1/2s, 8/15/11                                                   Aaa                  21,919,595
     21,495,000  Ser. D, MBIA, 6 1/2s, 11/1/10                                                   Aaa                  24,946,882
        945,000  Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/27                                       Aaa                   1,027,168
      1,845,000  Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/17                                       Aaa                   2,005,423
      2,000,000  Ser. I, 5 7/8s, 3/15/14                                                         A2                    2,101,660
     23,525,000  Ser. B, 5 1/2s, 12/1/11                                                         A2                   26,149,214
      3,000,000  Ser. C, 5 1/4s, 8/1/11                                                          A2                    3,286,440
         50,000  NY City, IFB, AMBAC, 10.02s, 9/1/11                                             Aaa                      50,274
                 NY City, City Transitional Fin. Auth. Rev. Bonds
      6,500,000  Ser. A, 5 3/4s, 8/15/24                                                         AA+                   7,328,165
      2,000,000  AMBAC, 5 1/4s, 8/1/15                                                           Aaa                   2,207,440
      3,600,000  Ser. B, 5 1/4s, 11/15/05                                                        AA+                   3,675,744
         80,000  Ser. C, U.S. Govt. Coll., 5s, 5/1/26                                            AAA                      86,373
                 NY City, City Transitional Fin. Auth. VRDN
     25,100,000  Ser. A-1, 1.86s, 11/15/28                                                       VMIG1                25,100,000
      6,100,000  Ser. B-3, 1.86s, 11/1/28                                                        VMIG1                 6,100,000
      5,400,000  Ser. A, 1.86s, 2/15/30                                                          VMIG1                 5,400,000
     16,485,000  (NYC Recovery), Ser. 3, 1.78s, 11/1/22                                          AA+                  16,485,000
                 NY City, Indl. Dev. Agcy. Rev. Bonds
      4,000,000  (Visy Paper, Inc.), 7.95s, 1/1/28                                               B-/P                  4,186,760
      5,000,000  (Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22                             BBB-                  5,184,700
      1,440,000  (Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28                            BBB-                  1,406,938
                 NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
      7,160,000  (Parking Corp.), 8 1/2s, 12/30/22                                               B-/P                  6,219,892
      3,285,000  (Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31                                Ba3                   3,137,766
      5,500,000  (Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30                              BB+                   5,330,215
      2,545,000  (United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23                                  Aa2                   2,771,887
        750,000  (St. Francis College), 5s, 10/1/34                                              A-                      767,745
      7,000,000  (Horace Mann School), MBIA, 5s, 7/1/28                                          Aaa                   7,217,770
                 NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
      9,500,000  (Airis JFK I, LLC), Ser. A, 6s, 7/1/27                                          Baa3                  9,599,845
      7,000,000  (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28                                      Baa3                  7,033,950
                 NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
     11,465,000  (Terminal One Group Assn.), 6 1/8s, 1/1/24                                      A3                   11,752,198
      4,250,000  (British Airways), 5 1/4s, 12/1/32                                              BB+                   3,542,418
      5,000,000  NY City, Metro. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/29          Aaa                   5,550,000
                 NY City, Muni. Assistance Corp. Rev. Bonds
     10,000,000  Ser. P, 5s, 7/1/08                                                              Aaa                  10,720,400
      4,550,000  Ser. O, 5s, 7/1/05                                                              Aaa                   4,594,499
        200,000  NY City, Muni. Wtr. & Swr. Fin. Auth. IFB, FGIC, 13.24s, 6/15/11 (acquired
                 8/9/91, cost $207,493) (RES)                                                    Aaa                     281,044
                 NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
     25,600,000  AMBAC, 7 1/2s, 6/15/11                                                          Aaa                  30,886,400
      5,000,000  Ser. B, AMBAC, 5s, 6/15/28                                                      Aaa                   5,256,400
                 NY City, Muni. Wtr. & Swr. Fin. Auth. VRDN
        150,000  FGIC, 1.46s, 6/15/11                                                            VMIG1                   150,000
     11,700,000  Ser. A, FGIC, 1.76s, 6/15/25                                                    VMIG1                11,700,000
                 NY City, State Dorm. Auth. Lease Rev. Bonds
      5,600,000  (Court Fac.), 6s, 5/15/39                                                       A                     6,155,240
      3,000,000  (Westchester Cnty.), 5 1/4s, 8/1/18                                             Aa1                   3,240,450
                 NY Cntys., Tobacco Trust III Rev. Bonds
      1,000,000  6s, 6/1/43                                                                      Baa2                  1,012,200
      3,500,000  (Tobacco Settlement), 5 3/4s, 6/1/33                                            Baa2                  3,506,475
      6,000,000  NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43     BBB                   5,890,140
                 NY State Dorm. Auth. Rev. Bonds
      5,000,000  (State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13                                   AA-                   6,292,550
     18,800,000  (City U. Syst.), Ser. C, 7 1/2s, 7/1/10                                         A3                   21,005,428
      1,500,000  (Mount Sinai Hlth.), Ser. A, 6.6s, 7/1/26                                       Ba1                   1,523,220
      2,500,000  (Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25                                     Ba1                   2,629,125
      1,000,000  (Mount Sinai Hlth.), Ser. C, 6s, 7/1/26                                         Ba1                   1,016,940
      8,950,000  (State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17                              Aaa                  10,690,954
     11,200,000  (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11                                   AA-                  12,690,384
      5,250,000  (Winthrop Nassau U.), 5 3/4s, 7/1/28                                            Baa1                  5,551,770
      6,000,000  (NY Dept. of Ed.), Ser. A , MBIA, 5 3/4s, 7/1/20                                Aaa                   7,178,820
      1,340,000  (Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19                           Aaa                   1,486,395
     35,385,000  (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18                                 AA-                  41,173,276
     26,500,000  (City U.), Ser. A, MBIA, 5 3/4s, 7/1/13                                         AAA                  30,628,700
      1,905,000  (Lenox Hill Hosp.), 5 3/4s, 7/1/13                                              Baa2                  2,077,669
     15,600,000  (U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16                                 AA-                  17,920,812
      8,500,000  (NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40                                            Aaa                  10,098,595
      2,000,000  (North Shore Long Island Jewish Group), 5 1/2s, 5/1/33                          A3                    2,111,440
      1,150,000  (Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32                               Baa1                  1,196,633
      3,500,000  (NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31                                            Aaa                   4,084,465
      2,750,000  (Winthrop Nassau U.), 5 1/2s, 7/1/23                                            Baa1                  2,865,335
      2,150,000  (Mental Hlth. Svcs.), Ser. D, FSA, 5 1/4s, 8/15/30                              Aaa                   2,248,255
     17,810,000  (Mental Hlth. Svcs.), Ser. D, FSA, 5 1/4s, 8/15/30 (Prerefunded)                Aaa                  19,744,522
        750,000  (NY Methodist Hosp.), 5 1/4s, 7/1/18                                            A3                      804,825
      1,865,000  (NY Methodist Hosp.), 5 1/4s, 7/1/17                                            A3                    2,017,725
      6,405,000  (Rochester U.), Ser. A, 5 1/8s, 7/1/39                                          A1                    6,662,225
     13,500,000  (Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34                             Aa2                  13,925,790
      5,500,000  (Rochester U.), Ser. A, 5s, 7/1/34                                              A1                    5,690,300
      3,000,000  (Yeshiva U.), AMBAC, 5s, 7/1/30                                                 Aaa                   3,110,040
      9,530,000  (Montefiore Hosp.), FGIC, FHA Insd., 5s, 8/1/29                                 Aaa                   9,922,731
      5,705,000  (NYU), Ser. A, FGIC, 5s, 7/1/29                                                 Aaa                   5,973,135
      3,000,000  (U. of Rochester), Ser. A, MBIA, 5s, 7/1/27                                     Aaa                   3,083,760
      2,700,000  (Yeshiva U.), AMBAC, 5s, 7/1/26                                                 Aaa                   2,817,261
      1,500,000  (Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25                                 Aaa                   1,578,420
      2,000,000  (Columbia U.), Ser. B, 5s, 7/1/24                                               Aaa                   2,125,840
      2,000,000  (Columbia U.), Ser. B, 5s, 7/1/23                                               Aaa                   2,133,700
      7,500,000  (Columbia U.), 5s, 7/1/22                                                       Aaa                   7,897,575
      3,000,000  (Columbia U.), Ser. B, 5s, 7/1/22                                               Aaa                   3,212,370
      2,000,000  (Columbia U.), Ser. B, 5s, 7/1/21                                               Aaa                   2,149,500
      1,700,000  Ser. A, MBIA, 5s, 3/15/19                                                       AAA                   1,827,806
      2,505,000  (Lutheran Med.), MBIA, 5s, 8/1/12                                               Aaa                   2,738,090
      1,130,000  (Lenox Hill Hosp. Oblig. Group), 5s, 7/1/07                                     Baa2                  1,169,821
     10,000,000  (Colgate U.), MBIA, 4 3/4s, 7/1/28                                              Aaa                  10,163,300
        725,000  (State U. Edl. Fac.), Ser. B, zero %, 5/15/09                                   AA-                     623,587
     11,740,000  NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, MBIA, 5s,
                 7/1/29                                                                          AAA                  12,338,857
      7,000,000  NY State Energy Research & Dev. Auth. Rev. Bonds, 6.368s, 4/1/20                A+                    7,752,150
     12,000,000  NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union
                 Gas), 6.952s, 7/1/26                                                            A+                   12,855,480
                 NY State Env. Fac. Corp. Poll. Control Rev. Bonds
      3,425,000  (State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13                             Aaa                   3,435,926
      1,735,000  (State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10                             Aaa                   1,740,431
        270,000  (State Wtr.), 5 7/8s, 6/15/14                                                   Aaa                     276,024
     13,590,000  NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds (NYC Muni.
                 Wtr. Fin.), 5s, 6/15/29                                                         Aaa                  14,226,148
      3,355,000  NY State Hsg. Fin. Agcy. Rev. Bonds (Multi-Fam. Hsg. Insd. Mtge. Program),
                 Ser. A, FHA Insd., 7s, 8/15/22                                                  Aaa                   3,386,436
                 NY State Hwy. & Bridge Auth. Rev. Bonds
      1,000,000  Ser. A, FSA, 6s, 4/1/16                                                         Aaa                   1,149,910
      2,000,000  Ser. A, FSA, 5.8s, 4/1/18                                                       Aaa                   2,235,940
      2,000,000  Ser. A, FSA, 5 3/4s, 4/1/17                                                     Aaa                   2,232,300
     11,740,000  Ser. B, MBIA, 5s, 4/1/05                                                        Aaa                  11,767,589
                 NY State Pwr. Auth. Rev. Bonds
      4,250,000  5s, 11/15/20                                                                    Aa2                   4,540,658
     31,135,000  5s, 11/15/06                                                                    Aa2                  32,432,084
                 NY State Thruway Auth. Rev. Bonds
      4,300,000  Ser. A, MBIA, 5 1/4s, 4/1/22                                                    Aaa                   4,692,547
      2,000,000  (Gen. Hwy. & Bridge Trust Fund), Ser. A, MBIA, 5s, 4/1/21                       Aaa                   2,143,060
                 NY State Urban Dev. Corp. Rev. Bonds
      5,830,000  (Correctional Fac.), Ser. 7, 5.7s, 1/1/16                                       AA-                   6,275,762
      1,685,000  (Clarkson Ctr.), 5 1/2s, 1/1/20                                                 AA-                   1,943,024
      4,000,000  (Personal Income Tax), Ser. C-1, FGIC, 5 1/2s, 3/15/19                          Aaa                   4,580,080
      3,345,000  (Clarkson Ctr.), 5 1/2s, 1/1/15                                                 AA-                   3,792,862
      2,000,000  (Syracuse U. ), 5 1/2s, 1/1/15                                                  AA-                   2,267,780
      7,710,000  (Correctional Fac.), Ser. A, 5 1/2s, 1/1/09                                     AA-                   8,378,457
      6,565,000  Ser. A-1, FGIC, 5s, 3/15/29                                                     Aaa                   6,865,874
        355,000  (Correctional Fac.), Ser. A, 5s, 1/1/28                                         AA-                     384,060
      1,000,000  Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A,
                 5 7/8s, 12/1/29                                                                 BB+/P                   921,180
      1,000,000  Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 12/9/98, cost $1,000,000) (RES)                               BB-/P                 1,059,950
                 Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh)
      3,200,000  Ser. C, 7s, 8/1/31                                                              BB-/P                 3,273,088
      2,300,000  Ser. C, 7s, 8/1/21                                                              BB-/P                 2,370,426
                 Port Auth. NY & NJ Rev. Bonds
      3,900,000  (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19                        BB+/P                 4,147,923
      1,000,000  (Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11                        BB+/P                 1,063,570
                 Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A
     18,000,000  AMBAC, 5s, 10/15/29                                                             Aaa                  18,896,220
     20,000,000  MBIA, 5s, 10/15/26                                                              Aaa                  21,124,600
     15,000,000  MBIA, 5s, 10/15/25                                                              Aaa                  15,916,350
      7,750,000  St. Lawrence Cnty., Indl. Dev. Rev. Bonds (St. Lawrence U.), Ser. A, MBIA,
                 5s, 7/1/28                                                                      Aaa                   7,968,240
                 Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
      6,200,000  (Peconic Landing), Ser. A, 8s, 10/1/30                                          B+/P                  6,652,352
      2,000,000  (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23                              BB+/P                 1,955,420
                 Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
        500,000  (Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30                               B-/P                    511,500
        500,000  (Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30                               B-/P                    501,525
      2,200,000  (Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32                                     Baa1                  2,306,832
                 Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's
                 Ferry)
      4,000,000  Ser. A, 7 1/4s, 11/1/28                                                         BB-/P                 4,339,200
      4,000,000  Ser. A, 7.2s, 11/1/19                                                           BB-/P                 4,351,760
      4,220,000  Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P. Cohalan Complex),
                 AMBAC, 5s, 4/15/16                                                              Aaa                   4,553,464
                 Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home)
      2,800,000  Ser. A, 7 3/8s, 3/1/31                                                          BB-/P                 2,952,656
        800,000  Ser. A, 7 3/8s, 3/1/21                                                          BB-/P                   847,192
      4,250,000  Tobacco Settlement Rev. Bonds (Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32     BBB                   4,308,183
     29,500,000  Triborough Bridge & Tunnel Auth. Gen. Purpose Rev. Bonds (Convention Ctr.),
                 Ser. E, 7 1/4s, 1/1/10                                                          AA-                  32,811,080
        800,000  Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for
                 the Blind), 5 3/8s, 8/1/24                                                      BBB                     832,880
      4,005,000  Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.),
                 Ser. A, 7 1/8s, 7/1/31                                                          BB                    4,148,579
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,167,920,362

Puerto Rico (6.9%)
--------------------------------------------------------------------------------------------------------------------------------
      9,250,000  Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39            BBB                   9,178,683
      4,750,000  Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 1/4s, 7/1/18                   AAA                   5,427,303
                 Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B
      5,000,000  6s, 7/1/26                                                                      A                     5,113,950
      2,275,000  MBIA, 5 7/8s, 7/1/35                                                            Aaa                   2,567,360
                 PR Elec. Pwr. Auth. Rev. Bonds
     20,000,000  (PA 205), 6.98s, 7/1/07                                                         AAA/P                21,931,400
     10,000,000  Ser. AA, MBIA, 5 3/8s, 7/1/27                                                   Aaa                  10,532,800
      6,000,000  PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES),
                 6 5/8s, 6/1/26                                                                  Baa3                  6,536,940
     22,000,000  PR Infrastructure Fin. Auth. Special Rev. Bonds, Ser. A, 5 1/2s, 10/1/40        Aaa                  24,076,360
      7,000,000  U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30                               Aaa                   7,122,640
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      92,487,436
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,175,159,884) (b)                                                      $1,260,407,798
================================================================================================================================



Putnam New York Tax Exempt Income Fund - Fund  030

Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                     Unrealized
                                                                               Notional           Termination       appreciation/
                                                                                amount                date         (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International & Co. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                         $40,000,000             8/10/09            $274,956

Agreement with Citigroup Financial Products, Inc. dated
February 7, 2005 to receive quarterly the notional amount
multiplied by 3.935% and pay quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                          24,000,000             8/10/30            (916,714)

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 3.13% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                             45,000,000             3/17/10             350,415

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                              7,000,000             3/17/25               9,916
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $(281,427)
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $1,332,307,841.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,176,260,567, resulting in gross unrealized appreciation and depreciation of $86,108,844 and $1,961,613, respectively, or net unrealized appreciation of $84,147,231.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2005 was $1,340,994 or 0.1% of net assets.

The rates shown on VRDN and Floating Rate Bonds (FRB) are the current interest rates at February 28, 2005.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at February 28, 2005.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Education                          12.1%
Utilities and power                11.3

The fund had the following insurance concentration greater than 10% at February 28, 2005 (as a percentage of net assets):

MBIA                               16.4%

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005